UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-6663

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-890-7046

Date of fiscal year end: May 31

Date of reporting period: July 1, 2006–June 30, 2007

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, Legg Mason Partners Adjustable Rate Income Fund assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, Legg Mason Partners Adjustable Rate Income Fund became a series of Legg Mason Partners Income Trust. Prior thereto, the fund was a stand alone registrant. The information in this filing relating to Legg Mason Partners Adjustable Rate Income Fund prior to April 16, 2007 refers to Legg Mason Partners Adjustable Rate Income Fund’s predecessor.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Adjustable Rate Income Fund

By:

/s/ R. Jay Gerken
R. Jay Gerken
Chairman, President and Chief Executive Officer of
Legg Mason Partners Adjustable Rate Income Fund

Date: August 31, 2007